Segmental Information - Summary of Information by Reportable Segment - Result (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reportable segments [line items]
System Fund and reimbursable revenues		$ 2,611	$ 2,460	$ 2,049
Revenue		4,923	4,624	3,892
Operating profit		1,041	1,066	628
Net financial expenses		(140)	(52)	(96)
Fair value (losses)/gains on contingent purchase consideration		(4)	(4)	8
Profit/(loss) before tax		897	1,010	540
Tax	[1]	(269)	(260)	(164)
Profit for the year		628	750	376
Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit		0	28	(95)
Tax		0	7	(26)
Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue		2,312	2,164	1,843
Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit		1,124	1,019	828
System Fund and Reimbursable Result [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit		(83)	19	(105)
Americas [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit		4	27	(46)
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue		1,141	1,105	1,005
Americas [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit		828	815	761
EMEAA [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit		(4)	1	(49)
EMEAA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue		748	677	552
EMEAA [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit		270	215	152
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue		161	161	87
Greater China [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit		98	96	23
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue		262	221	199
Central [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit		$ (72)	$ (107)	$ (108)

[1]	‘Other jurisdictions’ includes $169m (2023: $172m, 2022: $134m) in respect of US taxes.